Cover	Nov. 07, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 07, 2023
Entity Registrant Name	ENTRADA THERAPEUTICS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40969
Entity Tax Identification Number	81-3983399
Entity Address, Address Line One	One Design Center Place
Entity Address, Address Line Two	Suite 17-500
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02210
City Area Code	(857)
Local Phone Number	520-9158
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	TRDA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001689375
Amendment Flag	false